Income tax expenses	12 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
Income tax expenses
7.
Income tax expenses

Composition of income tax expenses

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions)
Current income tax expense	28,184	17,266	27,792
Deferred taxation	(1,369)	(1,717)	(5,263)
	26,815	15,549	22,529

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is imposed. The Company’s subsidiaries incorporated in Hong Kong were subject to the Hong Kong profits tax rate at 16.5% for the years ended March 31, 2022, 2023 and 2024. The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

Current income tax expense primarily includes the provision for PRC Enterprise Income Tax (“EIT”) for subsidiaries operating in the PRC and withholding tax on earnings that have been declared for distribution by PRC subsidiaries to offshore holding companies. Substantially all of the Company’s income before income tax and share of results of equity method investees are generated by these PRC subsidiaries. These subsidiaries are subject to EIT on their taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant tax laws, rules and regulations in the PRC.

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for enterprises qualified as High and New Technology Enterprises. Further, certain subsidiaries were recognized as Software Enterprises and thereby entitled to full exemption from EIT for two years beginning from their first profitable calendar year and a 50% reduction for the subsequent three calendar years. In addition, a duly recognized Key Software Enterprise (“KSE”) within China’s national plan can enjoy a preferential EIT rate of 10%. The KSE status is subject to review by the relevant authorities every year and the timing of the annual review and notification by the relevant authorities may vary from year to year. The related reduction in tax expense as a result of official notification confirming the KSE status is accounted for upon the receipt of such notification.

The tax status of the subsidiaries of the Company with major taxable profits is described below:

•
Alibaba (China) Technology Co., Ltd. (“Alibaba China”), Taobao (China) Software Co., Ltd. (“Taobao China”), Zhejiang Tmall Technology Co., Ltd. (“Tmall China”) and Alibaba (China) Co., Ltd (“China Co.”), entities primarily engaged in the operations of the Company’s wholesale marketplaces, Taobao, Tmall, and technology, software research and development and relevant services, respectively, were qualified as High and New Technology Enterprises. For the taxation years of 2021, 2022 and 2023, Alibaba China, Taobao China, Tmall China, and China Co. applied an EIT rate of 15% as High and New Technology Enterprises.
•
Alibaba (Beijing) Software Services Co., Ltd (“Alibaba Beijing”), an entity primarily engaged in the operations of technology, software research and development and relevant services, was recognized as a High and New Technology Enterprise. Alibaba Beijing was also granted the Software Enterprise status and was thereby entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2017, and a 50% reduction for the subsequent three consecutive years starting from the taxation year of 2019. Accordingly, Alibaba Beijing was entitled to an EIT rate of 12.5% (50% reduction in the standard statutory rate) during the taxation years of 2019, 2020 and 2021. For the taxation years of 2022 and 2023, Alibaba Beijing applied an EIT rate of 15% as High and New Technology Enterprise.

Most of the remaining PRC entities of the Company are subject to EIT at 25% for the years ended March 31, 2022, 2023 and 2024.

7.
Income tax expenses (Continued)

Composition of income tax expenses (Continued)

Pursuant to the EIT Law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable if direct foreign investors with at least 25% equity interest in the PRC company are incorporated in Hong Kong and meet the relevant requirements pursuant to the tax arrangement between Chinese mainland and Hong Kong S.A.R. Since the equity holders of the major PRC subsidiaries of the Company are Hong Kong incorporated companies and meet the relevant requirements pursuant to the tax arrangement between Chinese mainland and Hong Kong S.A.R., the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As of March 31, 2024, the Company has accrued the withholding tax on substantially all of the distributable earnings of the PRC subsidiaries, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB304.7 billion.

Composition of deferred tax assets and liabilities

	As of March 31,
	2023	2024
	RMB	RMB
	(in millions)
Deferred tax assets
Licensed copyrights	4,438	5,527
Tax losses carried forward and others (i)	47,586	52,410
	52,024	57,937
Valuation allowance (ii)	(36,530)	(46,576)
Total deferred tax assets	15,494	11,361

Deferred tax liabilities
Identifiable intangible assets	(18,751)	(14,176)
Withholding tax on undistributed earnings (iii)	(8,170)	(8,170)
Equity method investees and others (iv)	(34,824)	(30,666)
Total deferred tax liabilities	(61,745)	(53,012)
Net deferred tax liabilities	(46,251)	(41,651)

(i)
Others primarily represents deferred tax assets for share-based awards, investments in equity method investees, equity securities and other investments, as well as accrued expenses which are not deductible until paid under PRC tax laws.
(ii)
Change in valuation allowances is mainly from the valuation allowances provided on the deferred tax assets related to the tax losses carried forward due to the uncertainty surrounding their realization. Valuation allowances are also provided on the deferred tax assets related to the investment in certain equity securities and other investments. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced.
(iii)
The related deferred tax liabilities as of March 31, 2023 and 2024 were provided on the assumption that substantially all of the distributable earnings of PRC subsidiaries will be distributed as dividends, except for those undistributed earnings that the Company intends to invest indefinitely in the PRC which amounted to RMB233.6 billion and RMB304.7 billion, respectively.
(iv)
Deferred tax liabilities for investments in equity method investees mainly includes the deferred tax effect on the gain in relation to the receipt of the 33% equity interest in Ant Group of RMB19.7 billion. Others primarily represents deferred tax liabilities for investments in equity securities and other investments.

7.
Income tax expenses (Continued)

Composition of deferred tax assets and liabilities (Continued)

As of March 31, 2024, the accumulated tax losses of subsidiaries incorporated in Singapore, Hong Kong S.A.R. and Malaysia, subject to the agreement of the relevant tax authorities, of RMB36,711 million, RMB9,787 million and RMB2,122 million, respectively, are allowed to be carried forward to offset against future taxable profits. The carry forward of tax losses in Singapore and Hong Kong S.A.R. generally has no time limit, while the tax losses in Malaysia will expire, if unused, in the years ending March 31, 2025 through 2034. The accumulated tax losses of subsidiaries incorporated in the PRC, subject to the agreement of the PRC tax authorities, of RMB149,388 million as of March 31, 2024 will expire, if unused, in the years ending March 31, 2025 through 2034.

Reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Company:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in millions, except per share data)
Income before income tax and share of result of equity method investees	59,550	89,185	101,596
Income tax computed at statutory EIT rate (25%)	14,888	22,296	25,399
Effect of different tax rates available to different jurisdictions	(2,006)	(153)	(1,095)
Effect of tax holiday and preferential tax benefit on assessable profits of subsidiaries incorporated in the PRC	(7,367)	(13,679)	(14,135)
Non-deductible expenses and non-taxable income, net (i)	13,518	16,870	11,006
Additional deductions of certain research and development expenses incurred by subsidiaries in the PRC (ii)	(10,052)	(8,282)	(9,415)
Withholding tax on the earnings distributed and anticipated to be remitted	5,026	5,312	6,127
Change in valuation allowance and others (iii)	12,808	(6,815)	4,642
Income tax expenses	26,815	15,549	22,529
Effect of tax holidays inside the PRC on basic earnings per share	0.34	0.65	0.70
Effect of tax holidays inside the PRC on basic earnings per ADS	2.73	5.22	5.60

(i)
Expenses not deductible for tax purposes and non-taxable income primarily represent impairment of goodwill, investment income or loss and share-based compensation expense.
(ii)
This amount represents tax incentives relating to the research and development expenses of certain major operating subsidiaries in the PRC.
(iii)
Change in valuation allowance primarily represents valuation allowance for temporary differences associated with tax losses and investments in certain equity securities and other investments. Besides, others primarily represents other tax benefits which were not previously recognized as well as deferred tax effect for temporary differences in relation to certain investments in equity method investees.